EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054






                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 74 ("Amendment No. 74") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 74 was filed electronically with the Commission (Accession No. 0000950156-99-000730) on December 22, 1999:

                           Eaton Vance Asian Small Companies Fund
                           Eaton Vance Greater China Growth Fund
                           Eaton Vance Growth Fund
                           Eaton Vance Information Age Fund
                           Eaton Vance Worldwide Health Sciences Fund


                                              EATON VANCE GROWTH TRUST



                                              By: /s/ Eric G. Woodbury
                                              ------------------------
                                                      Eric G. Woodbury, Esq.
                                                      Assistant Secretary

Date:  January 3, 2000